Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of difference between statutory federal income tax rate on income before income taxes and effective income tax rate

The difference between the statutory federal income tax rate on income before income taxes and our effective income tax rate is summarized as follows:

	2022	2021	2020
Statutory federal income tax rate	21.0%	21.0%	21.0%
Patronage exclusion	(21.0)%	(21.0)%	(21.0)%
Effective income tax rate	0.0%	0.0%	0.0%

Schedule of components of net deferred tax assets and liabilities

The components of our net deferred tax assets and liabilities as of December 31, 2022 and 2021 were as follows:

	(dollars in thousands)
	2022	2021
Deferred tax assets
Net operating losses	$115,080	$—
Obligation related to asset retirements	345,879	331,311
Advance payments	183,833	175,077
Other regulatory liabilities	18,687	54,611
Other assets	30,373	24,838
Deferred tax assets	693,852	585,837
Less: Valuation allowance	—	—
Net deferred tax assets	$693,852	$585,837
Deferred tax liabilities
Fixed assets and intangibles	$(140,095)	$(40,655)
Right-of-use assets-finance leases	(77,923)	(77,923)
Other regulatory asset	(343,230)	(338,291)
Other liabilities	(15,352)	(17,984)
Deferred tax liabilities	(576,600)	(474,853)
Net deferred tax assets (liabilities)	$117,252	$110,984
Less: Patronage exclusion	(117,252)	(110,984)
Net deferred taxes	$—	$—